INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2016
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

8. INTANGIBLE ASSETS, NET

Intangible assets and the related accumulated amortization were summarized as follows:

	As of December 31, 2015 (As adjusted)
	Gross carrying value	Accumulated amortization	Accumulated impairment	Net carrying value
	RMB	RMB	RMB	RMB
Indefinite-lived:
Trade name and domain names	2,161	—	—	2,161
Finite-lived:
Technology	176,661	(90,598)	(213)	85,850
Online game licenses	71,804	(30,039)	(34,452)	7,313
Customer/supplier relationship	39,385	(13,373)	—	26,012
User base	74,811	(50,216)	—	24,595
Trademark	30,726	(5,823)	—	24,903
Domain names	3,794	(1,471)	(789)	1,534
Non-compete agreements	1,610	(1,610)	—	—
Platform	71,439	(10,715)	—	60,724

	472,391	(203,845)	(35,454)	233,092

	As of December 31, 2016
	Gross carrying value	Accumulated amortization	Accumulated impairment	Net carrying value
	RMB	RMB	RMB	RMB	US$
Indefinite-lived:
Trade name and domain names	2,161	—	—	2,161	311
Finite-lived:
Technology	208,716	(149,176)	—	59,540	8,576
Online game licenses	69,198	(26,622)	(35,619)	6,957	1,002
Customer/supplier relationship	94,160	(31,759)	—	62,401	8,988
User base	79,438	(73,368)	—	6,070	874
Trade marks	45,709	(11,437)	—	34,272	4,936
Domain names	3,317	(1,990)	—	1,327	191
Non-compete agreements	8,547	(3,633)	—	4,914	708
Platform	76,317	(26,708)	—	49,609	7,145

	587,563	(324,693)	(35,619)	227,251	32,731

The Group recognized impairment loss on intangible assets of RMB8,304, RMB26,136 and RMB2,889 (US$416) for the years ended December 31, 2014, 2015 and 2016, respectively .

Amortization expense of intangible assets for the years ended December 31, 2014, 2015 and 2016 were RMB57,257, RMB120,834 and RMB116,903 (US$16,838), respectively. Estimated amortization expense relating to the existing intangible assets with finite lives for each of next five years and thereafter is as follows:

	Years ending December 31,
	RMB	US$
2017	92,534	13,328
2018	56,857	8,189
2019	33,806	4,869
2020	16,130	2,323
2021	11,755	1,693
Thereafter	14,008	2,018